Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Total equity attributable to shareholders of the Parent Company	Share capital	Share premium	Currency translation difference	Cash flow hedge reserve	Reserve for remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Other legal reserves	Reserve for treasury shares	Other reserves	Retained earnings	Total equity attributable to non-controlling interests
At beginning of period at Dec. 31, 2022	€ 732,321	€ 678,949	€ 5,939	€ 721,187	€ 5,295	€ 13,379	€ 1,252	€ (795)	€ 25,278	€ (451,174)	€ (169,732)	€ 528,320	€ 53,372
Profit	135,661	121,529										121,529	14,132
Other comprehensive income/(loss)	(21,780)	(20,946)			(15,151)	(7,553)	1,123	635					(834)
Total comprehensive income	113,881	100,583			(15,151)	(7,553)	1,123	635				121,529	13,298
Legal reserves	0	0							(3,145)		3,145
Dividends to shareholders of the Parent Company	(25,031)	(25,031)										(25,031)
Dividends to non-controlling interests	(6,068)												(6,068)
Sale of treasury shares, net	3,654	3,654								3,902	(248)
Exercise of warrants	63,379	63,379	115	64,500							(1,236)
Issuance of Special Voting Shares A	0		3,100	(3,100)
Share-based payments	19,780	19,780									19,780
Settlement of share-based payments	0									10,650	(11,093)	443
Other changes	(1,020)	(1,020)									5,388	(6,408)
At end of period at Dec. 31, 2023	900,896	840,294	9,154	782,587	(9,856)	5,826	2,375	(160)	22,133	(436,622)	(153,996)	618,853	60,602
Profit	90,861	77,083										77,083	13,778
Other comprehensive income/(loss)	19,817	18,465			31,138	(13,255)	367	215					1,352
Total comprehensive income	110,678	95,548			31,138	(13,255)	367	215				77,083	15,130
Legal reserves	0								(3,159)		3,159
Dividends to shareholders of the Parent Company	(30,290)	(30,290)									31	(30,321)
Dividends to non-controlling interests	(6,132)												(6,132)
Share-based payments	8,472	8,472									8,472
Settlement of share-based payments	0									18,277	(19,297)	1,020
Other changes	(737)	2,096										2,096	(2,833)
At end of period at Dec. 31, 2024	982,887	916,120	9,154	782,587	21,282	(7,429)	2,742	55	18,974	(418,345)	(161,631)	668,731	66,767
Profit	109,487	98,582										98,582	10,905
Other comprehensive income/(loss)	(68,329)	(64,838)			(75,584)	11,022	(139)	(137)					(3,491)
Total comprehensive income	41,158	33,744			(75,584)	11,022	(139)	(137)				98,582	7,414
Legal reserves	0								369		(369)
Dividends to shareholders of the Parent Company	(30,491)	(30,491)										(30,491)	0
Dividends to non-controlling interests	(6,832)												(6,832)
Sale of treasury shares, net	107,216	107,216								117,676	(10,460)
Share-based payments	4,417	4,417									4,417
Settlement of share-based payments	0									13,466	(16,269)	2,803
Other changes	726	5									5		721
At end of period at Dec. 31, 2025	€ 1,099,081	€ 1,031,011	€ 9,154	€ 782,587	€ (54,302)	€ 3,593	€ 2,603	€ (82)	€ 19,343	€ (287,203)	€ (184,307)	€ 739,625	€ 68,070